Other Financial Assets at Fair Value Through Profit or Loss	6 Months Ended
Jun. 30, 2023
Financial assets at fair value through profit or loss [abstract]
Other Financial Assets at Fair Value Through Profit or Loss	8. OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

	30 June 2023	31 December 2022
	£m	£m
Loans and advances to customers	42	45
Debt securities	219	84
	261	129